Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-5.13%
Alphabet, Inc., Class A(b)	13,486	$36,494,060
Alphabet, Inc., Class C(b)	12,462	33,821,494
Meta Platforms, Inc., Class A(b)	138,019	43,235,832
Netflix, Inc.(b)	85,062	36,333,383
		149,884,769
Consumer Discretionary-14.30%
Amazon.com, Inc.(b)	11,071	33,118,564
AutoZone, Inc.(b)	26,322	52,284,705
Etsy, Inc.(b)(c)	327,613	51,461,450
Lowe’s Cos., Inc.	197,341	46,838,886
O’Reilly Automotive, Inc.(b)	67,144	43,761,102
Pool Corp.	112,282	53,474,303
Tesla, Inc.(b)	85,550	80,136,396
Tractor Supply Co.	261,924	57,180,628
		418,256,034
Energy-4.62%
Devon Energy Corp.	1,171,382	59,236,788
Diamondback Energy, Inc.	602,135	75,965,351
		135,202,139
Financials-12.43%
Discover Financial Services	563,604	65,237,163
First Republic Bank	230,505	40,013,363
Goldman Sachs Group, Inc. (The)	221,408	78,528,989
MSCI, Inc.	64,567	34,615,660
Signature Bank	220,917	67,297,946
SVB Financial Group(b)	133,305	77,836,790
		363,529,911
Health Care-16.57%
Align Technology, Inc.(b)	74,328	36,789,387
Bio-Techne Corp.	80,603	30,339,775
Charles River Laboratories International, Inc.(b)(c)	128,215	42,280,178
DexCom, Inc.(b)	148,190	63,792,831
Eli Lilly and Co.	215,039	52,768,420
Moderna, Inc.(b)(c)	355,281	60,159,732
PerkinElmer, Inc.(c)	324,315	55,837,314
Regeneron Pharmaceuticals, Inc.(b)	89,712	54,597,826
Thermo Fisher Scientific, Inc.	69,311	40,290,484
West Pharmaceutical Services, Inc.(c)	121,402	47,737,695
		484,593,642
Industrials-6.50%
Equifax, Inc.	148,319	35,560,964
Expeditors International of Washington, Inc.	461,406	52,821,759
Generac Holdings, Inc.(b)	222,674	62,878,684
Old Dominion Freight Line, Inc.	128,538	38,809,478
		190,070,885
	Shares	Value
Information Technology-35.88%
Adobe, Inc.(b)	73,323	$39,176,479
Advanced Micro Devices, Inc.(b)(c)	553,506	63,238,061
Apple, Inc.	243,350	42,532,713
Applied Materials, Inc.	409,680	56,609,582
Arista Networks, Inc.(b)	417,959	51,956,483
Cadence Design Systems, Inc.(b)	204,880	31,170,443
Enphase Energy, Inc.(b)	390,203	54,811,816
EPAM Systems, Inc.(b)	126,000	59,993,640
Fortinet, Inc.(b)	285,011	84,716,670
Gartner, Inc.(b)	155,325	45,648,464
Intuit, Inc.	102,973	57,173,699
KLA Corp.	173,818	67,662,133
Lam Research Corp.	70,254	41,444,240
Microsoft Corp.	147,192	45,773,768
Monolithic Power Systems, Inc.	142,301	57,337,342
NVIDIA Corp.	286,792	70,223,889
Oracle Corp.	508,232	41,248,109
QUALCOMM, Inc.	305,750	53,738,620
ServiceNow, Inc.(b)	67,658	39,632,703
Teradyne, Inc.	384,935	45,202,917
		1,049,291,771
Real Estate-1.32%
Extra Space Storage, Inc.	194,795	38,606,421
Utilities-3.26%
NRG Energy, Inc.	2,391,237	95,482,093
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,654,454,056)		2,924,917,665
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.62%
Invesco Private Government Fund, 0.02%(d)(e)(f)	40,513,959	40,513,959
Invesco Private Prime Fund, 0.11%(d)(e)(f)	94,513,668	94,532,567
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,046,533)		135,046,526
TOTAL INVESTMENTS IN SECURITIES-104.63% (Cost $2,789,500,589)		3,059,964,191
OTHER ASSETS LESS LIABILITIES-(4.63)%		(135,361,482)
NET ASSETS-100.00%		$2,924,602,709
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$837,629	$16,856,631	$(17,694,260)	$-	$-	$-	$57
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,879,734	506,616,108	(470,981,883)	-	-	40,513,959	2,369*
Invesco Private Prime Fund	7,319,602	947,652,888	(860,428,088)	(8)	(11,827)	94,532,567	31,416*
Total	$13,036,965	$1,471,125,627	$(1,349,104,231)	$(8)	$(11,827)	$135,046,526	$33,842

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-8.21%
AT&T, Inc.	1,549,669	$39,516,560
Discovery, Inc., Class A(b)(c)	292,564	8,165,461
Discovery, Inc., Class C(b)	525,963	14,385,088
DISH Network Corp., Class A(b)(c)	1,299,377	40,800,438
Fox Corp., Class A(c)	337,202	13,693,773
Fox Corp., Class B	155,939	5,797,812
Lumen Technologies, Inc.(c)	2,867,692	35,444,673
News Corp., Class A	669,993	14,900,644
News Corp., Class B(c)	204,856	4,555,997
Omnicom Group, Inc.(c)	190,303	14,341,234
T-Mobile US, Inc.(b)	84,769	9,169,463
Verizon Communications, Inc.	251,726	13,399,375
ViacomCBS, Inc., Class B	1,652,339	55,270,740
		269,441,258
Consumer Discretionary-9.23%
Best Buy Co., Inc.(c)	280,550	27,853,004
BorgWarner, Inc.(c)	785,694	34,452,682
Ford Motor Co.	1,658,534	33,668,240
Gap, Inc. (The)(c)	2,255,523	40,757,301
General Motors Co.(b)	672,551	35,463,614
Lennar Corp., Class A(c)	226,693	21,787,464
Mohawk Industries, Inc.(b)	179,300	28,306,091
PulteGroup, Inc.	486,544	25,636,003
PVH Corp.	262,259	24,917,228
Whirlpool Corp.(c)	142,742	30,002,941
		302,844,568
Consumer Staples-9.45%
Archer-Daniels-Midland Co.	705,635	52,922,625
Conagra Brands, Inc.	655,164	22,773,501
JM Smucker Co. (The)	120,819	16,984,735
Kraft Heinz Co. (The)	1,011,725	36,219,755
Kroger Co. (The)	697,132	30,387,984
Molson Coors Beverage Co., Class B(c)	712,161	33,941,593
Sysco Corp.	163,723	12,794,953
Tyson Foods, Inc., Class A	495,042	44,994,367
Walgreens Boots Alliance, Inc.	872,445	43,412,863
Walmart, Inc.	113,915	15,926,456
		310,358,832
Energy-7.65%
Baker Hughes Co., Class A	1,064,002	29,196,215
Chevron Corp.	140,636	18,469,726
Exxon Mobil Corp.	283,412	21,527,975
Kinder Morgan, Inc.	1,383,796	24,022,699
Marathon Oil Corp.	1,076,884	20,966,931
Marathon Petroleum Corp.	691,501	49,615,197
Phillips 66	506,764	42,968,520
Valero Energy Corp.	535,992	44,471,256
		251,238,519
Financials-31.65%
Aflac, Inc.	589,588	37,037,918
Allstate Corp. (The)	434,374	52,415,911
American International Group, Inc.	845,339	48,818,327
Assurant, Inc.	188,919	28,812,037
Bank of New York Mellon Corp. (The)	390,442	23,137,593
Berkshire Hathaway, Inc., Class B(b)	226,530	70,908,421
Chubb Ltd.	132,136	26,067,789
Citigroup, Inc.	595,606	38,785,863
Citizens Financial Group, Inc.	673,179	34,648,523
Everest Re Group Ltd.	162,880	46,160,192
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	366,269	$16,346,585
Globe Life, Inc.	347,757	35,575,541
Hartford Financial Services Group, Inc. (The)	469,143	33,717,307
Huntington Bancshares, Inc.	1,195,987	18,011,564
Invesco Ltd.(d)	1,639,032	37,140,465
KeyCorp	933,661	23,397,545
Lincoln National Corp.(c)	800,754	56,036,765
Loews Corp.	815,858	48,674,088
M&T Bank Corp.	148,713	25,189,008
MetLife, Inc.	855,736	57,385,656
People’s United Financial, Inc.	1,423,874	27,594,678
PNC Financial Services Group, Inc. (The)	50,610	10,425,154
Principal Financial Group, Inc.(c)	450,868	32,940,416
Progressive Corp. (The)	135,596	14,733,861
Prudential Financial, Inc.	573,658	64,003,023
State Street Corp.	218,592	20,656,944
Travelers Cos., Inc. (The)	214,310	35,614,036
Truist Financial Corp.	304,624	19,136,480
U.S. Bancorp	211,567	12,311,084
W.R. Berkley Corp.	181,893	15,369,959
Wells Fargo & Co.	517,730	27,853,874
		1,038,906,607
Health Care-11.11%
AmerisourceBergen Corp.	192,962	26,281,424
Anthem, Inc.	52,925	23,339,396
Cardinal Health, Inc.	556,627	28,705,254
Centene Corp.(b)	550,169	42,781,142
Cigna Corp.	253,828	58,497,201
CVS Health Corp.	477,269	50,833,921
DaVita, Inc.(b)	117,171	12,697,821
Henry Schein, Inc.(b)	263,116	19,812,635
Humana, Inc.	51,446	20,192,555
Organon & Co.	346,545	11,058,251
Universal Health Services, Inc., Class B	270,957	35,240,667
Viatris, Inc.	2,354,874	35,252,464
		364,692,731
Industrials-5.03%
Alaska Air Group, Inc.(b)(c)	305,360	16,715,406
C.H. Robinson Worldwide, Inc.(c)	212,114	22,197,730
FedEx Corp.	111,168	27,331,765
Huntington Ingalls Industries, Inc.	124,282	23,265,590
Leidos Holdings, Inc.(c)	182,772	16,348,955
Nielsen Holdings PLC	676,858	12,765,542
PACCAR, Inc.	137,183	12,756,647
Raytheon Technologies Corp.	136,950	12,351,521
Textron, Inc.	152,761	10,396,914
Wabtec Corp.(c)	124,592	11,076,229
		165,206,299
Information Technology-4.49%
DXC Technology Co.(b)	1,382,630	41,589,511
Fidelity National Information Services, Inc.	85,015	10,194,999
Global Payments, Inc.	94,722	14,196,933
Hewlett Packard Enterprise Co.(c)	2,864,104	46,770,818
Intel Corp.	205,865	10,050,329
Western Digital Corp.(b)	473,951	24,522,225
		147,324,815
Materials-7.01%
Corteva, Inc.	391,135	18,805,771
Dow, Inc.	489,251	29,222,962
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
DuPont de Nemours, Inc.	202,940	$15,545,204
Eastman Chemical Co.(c)	90,115	10,717,377
International Paper Co.	655,330	31,619,673
LyondellBasell Industries N.V., Class A	333,399	32,249,685
Mosaic Co. (The)	924,082	36,917,076
WestRock Co.	1,191,352	54,992,808
		230,070,556
Real Estate-0.43%
Kimco Realty Corp.	585,144	14,195,593
Utilities-5.65%
American Electric Power Co., Inc.	125,182	11,316,453
Atmos Energy Corp.(c)	131,042	14,050,323
Consolidated Edison, Inc.	218,678	18,904,713
DTE Energy Co.	86,670	10,437,668
Duke Energy Corp.	106,647	11,204,334
Edison International	180,016	11,303,205
Entergy Corp.	136,675	15,276,165
Evergy, Inc.(c)	206,931	13,442,238
Exelon Corp.	333,213	19,309,693
NiSource, Inc.	363,135	10,596,279
Pinnacle West Capital Corp.	369,380	25,712,542
PPL Corp.(c)	463,429	13,754,573
Sempra Energy	74,377	10,275,926
		185,584,112
Total Common Stocks & Other Equity Interests (Cost $3,145,149,080)		3,279,863,890
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $748,975)	748,975	$748,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $3,145,898,055)		3,280,612,865
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.41%
Invesco Private Government Fund, 0.02%(d)(e)(f)	53,278,167	53,278,167
Invesco Private Prime Fund, 0.11%(d)(e)(f)	124,290,866	124,315,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $177,598,285)		177,593,887
TOTAL INVESTMENTS IN SECURITIES-105.34% (Cost $3,323,496,340)		3,458,206,752
OTHER ASSETS LESS LIABILITIES-(5.34)%		(175,203,705)
NET ASSETS-100.00%		$3,283,003,047

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$35,552,358	$39,895,427	$(29,752,420)	$(9,917,134)	$1,362,234	$37,140,465	$798,078
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	63,893,084	(63,144,109)	-	-	748,975	483
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,852,653	280,750,879	(239,325,365)	-	-	53,278,167	2,942*
Invesco Private Prime Fund	17,778,980	593,000,929	(486,448,060)	(4,398)	(11,731)	124,315,720	39,160*
Total	$65,183,991	$977,540,319	$(818,669,954)	$(9,921,532)	$1,350,503	$215,483,327	$840,663

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-16.20%
Alphabet, Inc., Class A(b)	34,931	$94,525,731
Alphabet, Inc., Class C(b)	32,474	88,133,462
AT&T, Inc.	828,311	21,121,930
Comcast Corp., Class A	528,871	26,438,261
Meta Platforms, Inc., Class A(b)	274,821	86,090,426
Netflix, Inc.(b)	51,376	21,944,745
Verizon Communications, Inc.	480,238	25,563,069
Walt Disney Co. (The)(b)	210,773	30,134,216
		393,951,840
Consumer Discretionary-13.55%
Amazon.com, Inc.(b)	50,651	151,520,947
Home Depot, Inc. (The)	122,607	44,994,317
McDonald’s Corp.	86,674	22,487,569
NIKE, Inc., Class B	148,222	21,947,231
Tesla, Inc.(b)	94,476	88,497,559
		329,447,623
Consumer Staples-6.91%
Coca-Cola Co. (The)	450,937	27,511,666
Costco Wholesale Corp.	51,251	25,888,418
PepsiCo, Inc.	160,368	27,827,055
Philip Morris International, Inc.	180,596	18,574,299
Procter & Gamble Co. (The)	281,107	45,103,618
Walmart, Inc.	164,959	23,062,918
		167,967,974
Energy-2.75%
Chevron Corp.	223,742	29,384,037
Exxon Mobil Corp.	491,970	37,370,041
		66,754,078
Financials-8.06%
Bank of America Corp.	836,794	38,609,675
Berkshire Hathaway, Inc., Class B(b)	212,696	66,578,102
Citigroup, Inc.	230,161	14,988,084
JPMorgan Chase & Co.	343,386	51,027,160
Wells Fargo & Co.	462,487	24,881,801
		196,084,822
Health Care-12.29%
Abbott Laboratories	205,113	26,143,703
AbbVie, Inc.	205,068	28,071,759
Bristol-Myers Squibb Co.	257,451	16,705,995
Eli Lilly and Co.	92,100	22,600,419
Johnson & Johnson	305,879	52,699,893
Medtronic PLC	156,099	16,154,685
Merck & Co., Inc.	293,003	23,873,884
Pfizer, Inc.	652,262	34,367,685
Thermo Fisher Scientific, Inc.	45,709	26,570,642
UnitedHealth Group, Inc.	109,410	51,703,884
		298,892,549
	Shares	Value
Industrials-0.75%
Union Pacific Corp.	74,582	$18,239,028
Information Technology-39.47%
Accenture PLC, Class A	73,275	25,908,575
Adobe, Inc.(b)	55,201	29,493,894
Apple, Inc.	1,809,929	316,339,391
Broadcom, Inc.	47,748	27,974,598
Cisco Systems, Inc.	489,224	27,235,100
Intel Corp.	471,759	23,031,274
Mastercard, Inc., Class A	100,808	38,950,195
Microsoft Corp.	871,903	271,144,395
NVIDIA Corp.	290,370	71,099,998
Oracle Corp.	187,087	15,183,981
PayPal Holdings, Inc.(b)	136,296	23,434,734
salesforce.com, inc.(b)	113,563	26,418,161
Texas Instruments, Inc.	107,137	19,230,020
Visa, Inc., Class A(c)	194,832	44,065,154
		959,509,470
Total Common Stocks & Other Equity Interests (Cost $1,666,313,560)		2,430,847,384
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $891,180)	891,180	891,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,667,204,740)		2,431,738,564
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.32%
Invesco Private Government Fund, 0.02%(d)(e)(f)	9,596,929	9,596,929
Invesco Private Prime Fund, 0.11%(d)(e)(f)	22,388,357	22,392,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,989,800)		31,989,763
TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $1,699,194,540)		2,463,728,327
OTHER ASSETS LESS LIABILITIES-(1.34)%		(32,472,799)
NET ASSETS-100.00%		$2,431,255,528
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,086,749	$(19,195,569)	$-	$-	$891,180	$160
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	73,014,748	(63,417,819)	-	-	9,596,929	712*
Invesco Private Prime Fund	-	166,683,245	(144,287,589)	(37)	(2,785)	22,392,834	8,816*
Total	$-	$259,784,742	$(226,900,977)	$(37)	$(2,785)	$32,880,943	$9,688

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-0.75%
Ziff Davis, Inc.(b)(c)	24,720	$2,597,083
Consumer Discretionary-21.33%
Boyd Gaming Corp.	48,068	2,858,123
Brunswick Corp.	28,322	2,571,354
Churchill Downs, Inc.	14,126	2,970,698
Crocs, Inc.(b)(c)	57,618	5,912,759
Deckers Outdoor Corp.(b)	13,201	4,227,356
Dick’s Sporting Goods, Inc.(c)	80,184	9,253,234
Five Below, Inc.(b)(c)	20,237	3,318,868
Fox Factory Holding Corp.(b)	47,582	6,331,737
GameStop Corp., Class A(b)(c)	20,392	2,221,301
Mattel, Inc.(b)(c)	176,203	3,686,167
RH(b)(c)	4,583	1,846,124
Scientific Games Corp.(b)	43,163	2,490,505
Service Corp. International	36,381	2,245,435
Tempur Sealy International, Inc.	178,356	7,100,352
TopBuild Corp.(b)	14,894	3,465,089
Williams-Sonoma, Inc.(c)	37,713	6,054,445
Wingstop, Inc.(c)	23,602	3,617,007
YETI Holdings, Inc.(b)(c)	52,657	3,453,246
		73,623,800
Consumer Staples-0.60%
Darling Ingredients, Inc.(b)	32,621	2,080,241
Energy-4.94%
Antero Midstream Corp.(c)	641,524	6,383,164
Murphy Oil Corp.(c)	168,687	5,330,509
Targa Resources Corp.	90,273	5,333,329
		17,047,002
Financials-19.36%
Affiliated Managers Group, Inc.	23,955	3,502,461
East West Bancorp, Inc.	52,992	4,575,329
Evercore, Inc., Class A(c)	49,159	6,136,026
First Financial Bankshares, Inc.(c)	57,588	2,706,060
Jefferies Financial Group, Inc.	239,684	8,782,022
Kinsale Capital Group, Inc.	10,740	2,151,437
Navient Corp.	568,119	9,902,314
PacWest Bancorp(c)	118,131	5,484,822
Pinnacle Financial Partners, Inc.	59,976	5,800,279
SLM Corp.	518,084	9,501,661
Stifel Financial Corp.	64,486	4,830,001
UMB Financial Corp.	34,988	3,444,569
		66,816,981
Health Care-11.27%
Arrowhead Pharmaceuticals, Inc.(b)(c)	46,924	2,475,710
Bruker Corp.	39,359	2,621,309
Medpace Holdings, Inc.(b)	30,332	5,382,717
Neurocrine Biosciences, Inc.(b)	34,250	2,706,435
Option Care Health, Inc.(b)	167,486	3,914,148
Quidel Corp.(b)(c)	23,372	2,415,730
Repligen Corp.(b)	23,447	4,650,478
STAAR Surgical Co.(b)	36,633	2,663,952
Syneos Health, Inc.(b)	22,599	2,046,566
Tandem Diabetes Care, Inc.(b)	40,840	4,823,612
Tenet Healthcare Corp.(b)	70,011	5,189,215
		38,889,872
Industrials-12.57%
ASGN, Inc.(b)	24,777	2,846,134
Avis Budget Group, Inc.(b)	14,827	2,612,221
	Shares	Value
Industrials-(continued)
Axon Enterprise, Inc.(b)	31,518	$4,410,314
Builders FirstSource, Inc.(b)	92,113	6,262,763
Carlisle Cos., Inc.	9,695	2,166,251
FTI Consulting, Inc.(b)	21,816	3,180,991
GXO Logistics, Inc.(b)	40,206	3,265,129
Saia, Inc.(b)	15,311	4,352,611
Simpson Manufacturing Co., Inc.	16,227	1,830,243
Tetra Tech, Inc.	11,587	1,612,795
Trex Co., Inc.(b)	48,854	4,468,675
Valmont Industries, Inc.	9,248	2,008,943
Vicor Corp.(b)	25,744	2,428,431
Watts Water Technologies, Inc., Class A	12,746	1,952,815
		43,398,316
Information Technology-14.82%
Azenta, Inc.	48,444	4,085,767
Calix, Inc.(b)	74,699	3,755,866
Concentrix Corp.	51,145	10,279,633
Digital Turbine, Inc.(b)(c)	72,892	3,218,182
Lattice Semiconductor Corp.(b)	42,356	2,338,898
Maximus, Inc.	42,643	3,297,157
Mimecast Ltd.(b)	85,723	6,832,980
Paylocity Holding Corp.(b)	13,151	2,682,541
Power Integrations, Inc.	39,047	3,151,483
Qualys, Inc.(b)(c)	20,316	2,603,292
Silicon Laboratories, Inc.(b)	13,409	2,215,033
SiTime Corp.(b)	8,789	2,048,628
Synaptics, Inc.(b)	7,539	1,585,829
Teradata Corp.(b)(c)	75,588	3,049,220
		51,144,509
Materials-11.65%
Avient Corp.	55,824	2,778,361
Cleveland-Cliffs, Inc.(b)(c)	447,163	7,664,374
Eagle Materials, Inc.	27,626	4,029,252
Louisiana-Pacific Corp.	147,744	9,816,111
Olin Corp.	83,235	4,217,517
Scotts Miracle-Gro Co. (The)(c)	15,229	2,302,625
Steel Dynamics, Inc.	106,882	5,934,089
Valvoline, Inc.	104,853	3,453,858
		40,196,187
Real Estate-2.66%
Camden Property Trust	12,582	2,014,252
Life Storage, Inc.	28,589	3,858,086
National Storage Affiliates Trust	54,055	3,327,626
		9,199,964
Total Common Stocks & Other Equity Interests (Cost $337,778,285)		344,993,955
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $137,051)	137,051	137,051
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $337,915,336)		345,131,006
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,678,595	$18,678,595
Invesco Private Prime Fund, 0.11%(d)(e)(f)	43,574,674	43,583,388
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,262,770)		62,261,983
TOTAL INVESTMENTS IN SECURITIES-118.03% (Cost $400,178,106)		407,392,989
OTHER ASSETS LESS LIABILITIES-(18.03)%		(62,237,228)
NET ASSETS-100.00%		$345,155,761
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,757	$26,425,428	$(26,330,134)	$-	$-	$137,051	$127
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,986,402	161,476,731	(164,784,538)	-	-	18,678,595	2,487*
Invesco Private Prime Fund	32,979,603	286,785,105	(276,172,863)	(787)	(7,670)	43,583,388	33,678*
Total	$55,007,762	$474,687,264	$(467,287,535)	$(787)	$(7,670)	$62,399,034	$36,292

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Value ETF (RFV)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Consumer Discretionary-23.12%
Adient PLC(b)	56,140	$2,356,196
Callaway Golf Co.(b)(c)	41,927	1,000,378
Dana, Inc.	102,487	2,219,868
Foot Locker, Inc.(c)	62,525	2,793,617
Goodyear Tire & Rubber Co. (The)(b)	121,649	2,521,784
Graham Holdings Co., Class B	4,463	2,656,021
Harley-Davidson, Inc.	17,266	596,886
KB Home	56,541	2,388,857
Kohl’s Corp.(c)	54,704	3,266,376
Lear Corp.	10,567	1,768,070
Lithia Motors, Inc., Class A	8,449	2,468,206
Macy’s, Inc.(c)	71,136	1,821,082
Murphy USA, Inc.	7,655	1,505,432
Nordstrom, Inc.(b)(c)	39,921	898,223
Taylor Morrison Home Corp., Class A(b)(c)	91,533	2,809,148
Thor Industries, Inc.(c)	22,890	2,165,165
Toll Brothers, Inc.	19,846	1,170,319
Tri Pointe Homes, Inc.(b)	87,515	2,083,732
Urban Outfitters, Inc.(b)(c)	53,813	1,545,509
		38,034,869
Consumer Staples-4.85%
BJ’s Wholesale Club Holdings, Inc.(b)	12,384	761,244
Ingredion, Inc.	8,308	786,768
Nu Skin Enterprises, Inc., Class A(c)	27,691	1,334,429
Performance Food Group Co.(b)	39,854	1,681,440
Pilgrim’s Pride Corp.(b)	53,162	1,486,941
Sprouts Farmers Market, Inc.(b)(c)	70,754	1,920,264
		7,971,086
Energy-3.77%
Equitrans Midstream Corp.	70,599	572,558
HollyFrontier Corp.	109,171	3,838,452
NOV, Inc.	108,638	1,783,836
		6,194,846
Financials-27.89%
Alleghany Corp.(b)	3,656	2,427,584
Associated Banc-Corp.	70,372	1,681,891
Cadence Bank	42,145	1,313,660
CNO Financial Group, Inc.	125,905	3,140,071
Essent Group Ltd.	26,320	1,201,245
F.N.B. Corp.(c)	130,153	1,681,577
First Horizon Corp.	78,558	1,344,127
Fulton Financial Corp.	89,629	1,608,841
Hanover Insurance Group, Inc. (The)	13,896	1,917,092
International Bancshares Corp.	21,682	911,294
Kemper Corp.	51,198	3,070,856
Mercury General Corp.	45,175	2,469,265
MGIC Investment Corp.	107,347	1,629,527
New York Community Bancorp, Inc.	122,291	1,425,913
Old Republic International Corp.	98,671	2,528,938
Prosperity Bancshares, Inc.	14,453	1,058,682
Reinsurance Group of America, Inc.	34,787	3,994,591
RenaissanceRe Holdings Ltd. (Bermuda)	5,639	886,282
Selective Insurance Group, Inc.	12,025	948,773
Texas Capital Bancshares, Inc.(b)	23,019	1,443,291
United Bankshares, Inc.(c)	31,606	1,116,640
Unum Group	155,313	3,941,844
Valley National Bancorp	61,174	851,542
	Shares	Value
Financials-(continued)
Voya Financial, Inc.(c)	34,691	$2,357,600
Washington Federal, Inc.	26,156	915,983
		45,867,109
Health Care-1.88%
Patterson Cos., Inc.	55,568	1,594,246
Perrigo Co. PLC	39,287	1,495,656
		3,089,902
Industrials-12.61%
AGCO Corp.	9,719	1,139,067
CACI International, Inc., Class A(b)	2,963	733,224
EMCOR Group, Inc.	8,401	1,001,483
EnerSys	10,399	779,197
Fluor Corp.(b)(c)	48,917	1,029,214
JetBlue Airways Corp.(b)	86,652	1,267,719
Kirby Corp.(b)	13,037	849,752
Knight-Swift Transportation Holdings, Inc.	12,856	727,392
ManpowerGroup, Inc.	23,023	2,414,422
MillerKnoll, Inc.	21,615	834,771
Oshkosh Corp.	7,514	855,168
Owens Corning	11,117	986,078
Ryder System, Inc.	29,099	2,129,756
Science Applications International Corp.	13,115	1,075,823
Terex Corp.	18,841	786,047
Timken Co. (The)	8,797	587,640
Univar Solutions, Inc.(b)	74,361	1,970,566
Werner Enterprises, Inc.	14,027	625,464
XPO Logistics, Inc.(b)	14,241	942,327
		20,735,110
Information Technology-10.48%
Alliance Data Systems Corp.	26,228	1,810,781
Arrow Electronics, Inc.(b)	20,840	2,584,160
Avnet, Inc.	92,156	3,719,416
Kyndryl Holdings, Inc.(b)	63,060	1,064,453
TD SYNNEX Corp.	20,385	2,131,660
ViaSat, Inc.(b)(c)	23,821	1,048,600
Vishay Intertechnology, Inc.(c)	64,389	1,333,496
Xerox Holdings Corp.	167,709	3,540,337
		17,232,903
Materials-9.11%
Cabot Corp.	13,731	755,068
Chemours Co. (The)	19,009	621,784
Commercial Metals Co.	75,430	2,522,379
Greif, Inc., Class A	33,614	1,988,604
Minerals Technologies, Inc.	16,763	1,172,907
Reliance Steel & Aluminum Co.	12,005	1,835,325
Silgan Holdings, Inc.	18,681	836,535
United States Steel Corp.(c)	158,210	3,278,111
Worthington Industries, Inc.(c)	36,586	1,982,230
		14,992,943
Real Estate-1.25%
Sabra Health Care REIT, Inc.	51,650	702,956
SL Green Realty Corp.(c)	18,626	1,350,758
		2,053,714
Utilities-5.08%
ALLETE, Inc.	11,842	755,875
Hawaiian Electric Industries, Inc.	15,496	658,580
MDU Resources Group, Inc.	43,553	1,279,152
NorthWestern Corp.	16,119	936,836
ONE Gas, Inc.	9,014	702,100
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Value ETF (RFV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Southwest Gas Holdings, Inc.	19,297	$1,315,670
Spire, Inc.	21,088	1,390,121
UGI Corp.	28,911	1,311,114
		8,349,448
Total Common Stocks & Other Equity Interests (Cost $165,196,702)		164,521,930
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $166,026)	166,026	166,026
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $165,362,728)		164,687,956
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.83%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,824,769	$6,824,769
Invesco Private Prime Fund, 0.11%(d)(e)(f)	15,921,278	15,924,461
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,749,633)		22,749,230
TOTAL INVESTMENTS IN SECURITIES-113.97% (Cost $188,112,361)		187,437,186
OTHER ASSETS LESS LIABILITIES-(13.97)%		(22,972,940)
NET ASSETS-100.00%		$164,464,246

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,848	$3,254,891	$(3,093,713)	$-	$-	$166,026	$21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,367,082	43,117,279	(40,659,592)	-	-	6,824,769	496*
Invesco Private Prime Fund	6,550,623	85,266,890	(75,891,375)	(403)	(1,274)	15,924,461	6,907*
Total	$10,922,553	$131,639,060	$(119,644,680)	$(403)	$(1,274)	$22,915,256	$7,424

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-1.95%
TechTarget, Inc.(b)(c)	17,953	$1,489,022
Thryv Holdings, Inc.(b)(c)	27,443	889,976
		2,378,998
Consumer Discretionary-14.98%
Barnes & Noble Education, Inc.(b)	204,292	1,229,838
Boot Barn Holdings, Inc.(b)	10,780	991,437
Buckle, Inc. (The)(c)	22,171	834,516
Cavco Industries, Inc.(b)	2,519	678,719
Century Communities, Inc.	19,601	1,290,726
Children’s Place, Inc. (The)(b)(c)	10,562	747,261
Gentherm, Inc.(b)	4,851	423,929
Hibbett, Inc.(c)	28,812	1,776,260
Installed Building Products, Inc.	4,916	544,644
LGI Homes, Inc.(b)	8,305	1,034,056
Liquidity Services, Inc.(b)	38,401	730,771
MarineMax, Inc.(b)	28,058	1,320,409
Movado Group, Inc.	24,385	903,952
Shoe Carnival, Inc.	34,774	1,187,880
Shutterstock, Inc.	5,358	519,565
Signet Jewelers Ltd.(c)	14,633	1,260,340
Sleep Number Corp.(b)(c)	13,508	965,822
Sturm Ruger & Co., Inc.(c)	8,637	580,666
Vista Outdoor, Inc.(b)	33,662	1,298,680
		18,319,471
Consumer Staples-6.14%
Celsius Holdings, Inc.(b)(c)	24,799	1,183,656
Coca-Cola Consolidated, Inc.	1,752	1,003,896
Inter Parfums, Inc.(c)	7,828	774,737
Medifast, Inc.	3,737	742,579
MGP Ingredients, Inc.(c)	11,851	896,647
Simply Good Foods Co. (The)(b)	32,933	1,160,230
United Natural Foods, Inc.(b)	32,012	1,241,425
Vector Group Ltd.	45,116	501,239
		7,504,409
Energy-5.89%
Callon Petroleum Co.(b)(c)	17,434	861,937
Civitas Resources, Inc.(c)	21,680	1,181,560
Dorian LPG Ltd.	114,807	1,365,055
Matador Resources Co.	40,740	1,823,930
PDC Energy, Inc.	16,028	949,980
Ranger Oil Corp.(b)(c)	13,908	431,287
SM Energy Co.	18,072	592,942
		7,206,691
Financials-24.27%
Axos Financial, Inc.(b)	21,404	1,102,306
B. Riley Financial, Inc.	32,354	1,992,036
Bancorp, Inc. (The)(b)(c)	32,459	967,927
Brightsphere Investment Group, Inc.	22,957	495,412
Customers Bancorp, Inc.(b)	36,669	2,137,803
Donnelley Financial Solutions, Inc.(b)	14,921	555,360
Enova International, Inc.(b)	31,258	1,259,072
First Bancorp	111,541	1,622,921
Flagstar Bancorp, Inc.	34,968	1,582,302
Greenhill & Co., Inc.	72,751	1,213,487
HCI Group, Inc.	12,071	819,259
HomeStreet, Inc.	24,187	1,179,116
Investors Bancorp, Inc.	64,719	1,056,214
Meta Financial Group, Inc.	26,184	1,556,901
Palomar Holdings, Inc.(b)	11,947	630,204
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	11,281	$1,739,756
Preferred Bank	15,210	1,187,293
Redwood Trust, Inc.	83,443	1,028,852
ServisFirst Bancshares, Inc.	16,540	1,403,750
Triumph Bancorp, Inc.(b)	13,651	1,194,189
Trupanion, Inc.(b)(c)	4,832	460,248
Veritex Holdings, Inc.	27,944	1,121,952
Virtus Investment Partners, Inc.	3,999	1,046,458
Walker & Dunlop, Inc.	9,024	1,194,868
World Acceptance Corp.(b)(c)	5,938	1,122,163
		29,669,849
Health Care-18.97%
AMN Healthcare Services, Inc.(b)	10,536	1,067,718
AngioDynamics, Inc.(b)	32,911	711,865
Apollo Medical Holdings, Inc.(b)(c)	10,028	516,241
Avid Bioservices, Inc.(b)(c)	64,641	1,219,776
BioLife Solutions, Inc.(b)	19,411	579,224
Cara Therapeutics, Inc.(b)	82,647	957,052
Collegium Pharmaceutical, Inc.(b)	44,257	789,988
Community Health Systems, Inc.(b)	113,016	1,434,173
CorVel Corp.(b)	3,912	688,981
Cross Country Healthcare, Inc.(b)	52,353	1,126,113
Endo International PLC(b)	217,748	694,616
Fulgent Genetics, Inc.(b)(c)	28,248	1,804,200
Heska Corp.(b)(c)	2,396	329,642
Innoviva, Inc.(b)	86,348	1,384,158
iTeos Therapeutics, Inc.(b)	29,487	1,079,814
Joint Corp. (The)(b)(c)	24,456	1,321,602
Ligand Pharmaceuticals, Inc.(b)(c)	7,372	918,772
Omnicell, Inc.(b)	3,992	599,359
OptimizeRx Corp.(b)(c)	28,794	1,293,714
Organogenesis Holdings, Inc.(b)(c)	187,462	1,441,583
RadNet, Inc.(b)	17,106	440,480
Supernus Pharmaceuticals, Inc.(b)	18,156	560,113
uniQure N.V. (Netherlands)(b)	38,559	695,990
Vericel Corp.(b)(c)	19,752	702,776
Xencor, Inc.(b)	14,206	488,260
Zynex, Inc.(c)	44,716	354,151
		23,200,361
Industrials-10.33%
ArcBest Corp.	9,452	835,935
Chart Industries, Inc.(b)(c)	2,551	310,890
Comfort Systems USA, Inc.	12,941	1,161,843
Encore Wire Corp.	15,537	1,750,864
Heidrick & Struggles International, Inc.	19,804	866,821
Insteel Industries, Inc.	25,894	979,570
Korn Ferry	11,308	750,625
Matson, Inc.	11,799	1,152,290
Mueller Industries, Inc.	21,001	1,084,912
MYR Group, Inc.(b)	13,566	1,275,611
NV5 Global, Inc.(b)	7,444	778,568
Triumph Group, Inc.(b)	24,326	443,220
UFP Industries, Inc.	15,451	1,233,917
		12,625,066
Information Technology-14.09%
3D Systems Corp.(b)(c)	36,825	659,167
ADTRAN, Inc.(c)	20,355	391,020
Advanced Energy Industries, Inc.	5,877	506,480
Alarm.com Holdings, Inc.(b)	6,287	468,822
Axcelis Technologies, Inc.(b)	12,260	767,599
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Diebold Nixdorf, Inc.(b)	76,251	$712,184
Diodes, Inc.(b)	9,287	861,741
ExlService Holdings, Inc.(b)	4,838	583,076
Extreme Networks, Inc.(b)	53,915	684,181
Fabrinet (Thailand)(b)	7,788	881,290
Harmonic, Inc.(b)(c)	50,020	538,215
Kulicke & Soffa Industries, Inc. (Singapore)(c)	29,815	1,630,582
MaxLinear, Inc.(b)	23,288	1,397,746
Onto Innovation, Inc.(b)	16,163	1,479,561
Perficient, Inc.(b)	9,125	956,482
Rambus, Inc.(b)(c)	25,835	652,334
Rogers Corp.(b)	2,491	679,918
SPS Commerce, Inc.(b)	4,000	495,400
TTEC Holdings, Inc.	5,920	474,133
Ultra Clean Holdings, Inc.(b)	19,095	962,770
Veeco Instruments, Inc.(b)(c)	33,842	930,317
Vonage Holdings Corp.(b)(c)	24,980	520,583
		17,233,601
Materials-0.31%
Balchem Corp.	2,574	378,224
Real Estate-3.10%
Douglas Elliman, Inc.(b)	22,558	175,050
Independence Realty Trust, Inc.	28,596	657,422
Innovative Industrial Properties, Inc.(c)	5,818	1,153,069
NexPoint Residential Trust, Inc.	8,416	667,389
St. Joe Co. (The)	23,531	1,141,489
		3,794,419
Total Common Stocks & Other Equity Interests (Cost $120,345,097)		122,311,089
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $14,362)	14,362	$14,362
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $120,359,459)		122,325,451
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.66%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,578,800	7,578,800
Invesco Private Prime Fund, 0.11%(d)(e)(f)	17,680,331	17,683,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,262,667)		25,262,666
TOTAL INVESTMENTS IN SECURITIES-120.70% (Cost $145,622,126)		147,588,117
OTHER ASSETS LESS LIABILITIES-(20.70)%		(25,310,675)
NET ASSETS-100.00%		$122,277,442

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,306,469	$1,946,960	$(4,239,067)	$-	$-	$14,362	$13
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,675,039	49,778,924	(52,875,163)	-	-	7,578,800	1,344*
Invesco Private Prime Fund	16,078,005	91,434,654	(89,823,869)	(1)	(4,923)	17,683,866	18,366*
Total	$29,059,513	$143,160,538	$(146,938,099)	$(1)	$(4,923)	$25,277,028	$19,723

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-3.41%
AMC Networks, Inc., Class A(b)(c)	49,017	$2,089,595
ATN International, Inc.	30,496	1,210,081
Loyalty Ventures, Inc.(b)	69,578	2,039,331
Scholastic Corp.	30,901	1,267,559
Telephone & Data Systems, Inc.	159,177	3,151,705
		9,758,271
Consumer Discretionary-22.61%
Aaron’s Co., Inc. (The)	135,882	2,876,622
Adtalem Global Education, Inc.(b)(c)	28,417	836,028
American Axle & Manufacturing Holdings, Inc.(b)	174,135	1,417,459
American Public Education, Inc.(b)	84,157	1,800,118
America’s Car-Mart, Inc.(b)	19,441	1,845,340
Bed Bath & Beyond, Inc.(b)(c)	47,306	768,249
Big Lots, Inc.(c)	63,609	2,665,853
Bloomin’ Brands, Inc.(b)(c)	46,660	948,598
Brinker International, Inc.(b)(c)	20,954	695,882
Caleres, Inc.	49,266	1,181,399
Cato Corp. (The), Class A	152,462	2,518,672
Chico’s FAS, Inc.(b)(c)	429,165	2,021,367
Conn’s, Inc.(b)	160,507	3,895,505
Cooper-Standard Holdings, Inc.(b)(c)	23,965	493,439
El Pollo Loco Holdings, Inc.(b)	66,274	884,095
Ethan Allen Interiors, Inc.	56,569	1,426,105
Fiesta Restaurant Group, Inc.(b)	172,746	1,635,905
Fossil Group, Inc.(b)	173,401	1,923,017
G-III Apparel Group Ltd.(b)(c)	89,109	2,421,092
Group 1 Automotive, Inc.(c)	10,980	1,864,514
Guess?, Inc.(c)	62,802	1,445,702
Haverty Furniture Cos., Inc., (Acquired 12/17/2021 - 01/26/2022; Cost $2,038,830)(c)(d)	63,676	1,879,716
La-Z-Boy, Inc.(c)	33,955	1,246,488
LL Flooring Holdings, Inc.(b)	130,382	1,882,716
M.D.C. Holdings, Inc.	37,491	1,900,419
M/I Homes, Inc.(b)	49,852	2,641,658
Motorcar Parts of America, Inc.(b)(c)	153,016	2,529,354
ODP Corp. (The)(b)	59,502	2,631,773
Perdoceo Education Corp.(b)	168,858	1,860,815
Sonic Automotive, Inc., Class A(c)	43,998	2,244,338
Standard Motor Products, Inc.	18,551	888,036
Strategic Education, Inc.	27,685	1,651,687
Tupperware Brands Corp.(b)(c)	59,598	919,001
Unifi, Inc.(b)	131,168	2,493,504
Universal Electronics, Inc.(b)	26,627	944,992
Vera Bradley, Inc.(b)	322,505	2,641,316
Zumiez, Inc.(b)(c)	16,316	733,404
		64,654,178
Consumer Staples-7.97%
Andersons, Inc. (The)	82,571	3,145,955
Central Garden & Pet Co.(b)(c)	4,603	213,533
Central Garden & Pet Co., Class A(b)	18,798	814,517
Edgewell Personal Care Co.	17,712	811,210
Fresh Del Monte Produce, Inc.	122,497	3,409,092
Hostess Brands, Inc.(b)	52,497	1,077,238
PriceSmart, Inc.	14,874	1,062,152
Seneca Foods Corp., Class A(b)	74,145	3,466,279
SpartanNash Co.(c)	115,279	2,832,405
	Shares	Value
Consumer Staples-(continued)
TreeHouse Foods, Inc.(b)(c)	65,986	$2,555,638
Universal Corp.	62,546	3,404,379
		22,792,398
Energy-6.50%
Archrock, Inc.	82,015	692,207
Bristow Group, Inc.(b)	34,820	1,143,837
CONSOL Energy, Inc.(b)	40,166	873,209
Helix Energy Solutions Group, Inc.(b)(c)	531,303	1,875,500
Nabors Industries Ltd.(b)(c)	8,184	847,126
Oceaneering International, Inc.(b)	76,911	1,002,150
Oil States International, Inc.(b)	269,039	1,686,874
PBF Energy, Inc., Class A(b)(c)	147,047	2,329,224
ProPetro Holding Corp.(b)	88,607	931,259
Renewable Energy Group, Inc.(b)(c)	35,108	1,413,448
REX American Resources Corp.(b)	11,690	1,127,267
US Silica Holdings, Inc.(b)	159,987	1,527,876
World Fuel Services Corp.	110,823	3,126,317
		18,576,294
Financials-20.23%
Allegiance Bancshares, Inc.(c)	22,255	979,888
American Equity Investment Life Holding Co.	64,846	2,667,764
Apollo Commercial Real Estate Finance, Inc.	75,925	1,036,376
ARMOUR Residential REIT, Inc.(c)	110,529	1,036,762
BankUnited, Inc.	16,181	675,557
Berkshire Hills Bancorp, Inc.	29,062	859,945
Columbia Banking System, Inc.	28,134	978,219
eHealth, Inc.(b)(c)	50,077	1,094,182
Employers Holdings, Inc.	42,244	1,651,740
EZCORP, Inc., Class A(b)(c)	368,830	2,201,915
First Financial Bancorp	44,694	1,126,736
First Midwest Bancorp, Inc.	53,713	1,115,619
Franklin BSP Realty Trust, Inc.	69,085	930,575
Genworth Financial, Inc., Class A(b)	846,933	3,303,039
Granite Point Mortgage Trust, Inc.	88,861	1,075,218
Heritage Financial Corp.	53,066	1,287,381
Hope Bancorp, Inc.	80,807	1,353,517
Horace Mann Educators Corp.	49,412	1,878,150
Invesco Mortgage Capital, Inc.(c)(e)	270,479	724,884
Mr. Cooper Group, Inc.(b)	55,392	2,223,989
New York Mortgage Trust, Inc.	292,478	1,096,792
NMI Holdings, Inc., Class A(b)	40,260	996,032
Northwest Bancshares, Inc.	62,828	886,503
Old National Bancorp(c)	62,753	1,150,262
PennyMac Mortgage Investment Trust	68,936	1,228,440
PRA Group, Inc.(b)(c)	15,945	741,443
ProAssurance Corp.	78,732	1,886,419
Ready Capital Corp.	82,656	1,177,021
Renasant Corp.	30,012	1,103,841
S&T Bancorp, Inc.	33,177	1,022,183
Safety Insurance Group, Inc.	16,031	1,319,832
Simmons First National Corp., Class A(c)	28,448	813,613
SiriusPoint Ltd. (Bermuda)(b)	427,389	3,619,985
StoneX Group, Inc.(b)	43,673	2,865,386
TrustCo Bank Corp.	24,950	845,805
Trustmark Corp.	26,991	879,367
Two Harbors Investment Corp.	206,301	1,186,231
United Fire Group, Inc.	127,289	3,174,588
Universal Insurance Holdings, Inc.	210,712	3,632,675
		57,827,874
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-1.58%
Covetrus, Inc.(b)	76,047	$1,374,170
Emergent BioSolutions, Inc.(b)	15,854	741,967
Owens & Minor, Inc.	32,609	1,372,513
Select Medical Holdings Corp.	44,614	1,036,383
		4,525,033
Industrials-15.12%
AAR Corp.(b)	58,197	2,343,593
ABM Industries, Inc.	37,858	1,578,300
American Woodmark Corp.(b)	27,418	1,643,161
Arcosa, Inc.	13,514	630,563
Atlas Air Worldwide Holdings, Inc.(b)	32,192	2,585,983
CoreCivic, Inc.(b)(c)	160,911	1,626,810
Deluxe Corp.	18,364	552,756
DXP Enterprises, Inc.(b)	58,605	1,673,173
Granite Construction, Inc.	40,768	1,466,833
Greenbrier Cos., Inc. (The)	47,094	1,900,714
Griffon Corp.	55,199	1,235,906
Harsco Corp.(b)	101,802	1,598,291
Hub Group, Inc., Class A(b)	12,205	924,163
KAR Auction Services, Inc.(b)(c)	74,224	1,055,465
Kelly Services, Inc., Class A	197,341	3,370,584
Matthews International Corp., Class A	29,043	1,019,990
Meritor, Inc.(b)	60,074	1,384,706
Moog, Inc., Class A	16,966	1,293,488
NOW, Inc.(b)	156,817	1,394,103
Powell Industries, Inc.	83,099	2,481,336
Quanex Building Products Corp.	61,040	1,330,062
Resideo Technologies, Inc.(b)(c)	56,344	1,396,204
Resources Connection, Inc.	58,813	1,025,111
SkyWest, Inc.(b)	49,456	1,886,746
Titan International, Inc.(b)	156,514	1,526,012
TrueBlue, Inc.(b)	66,042	1,756,717
Veritiv Corp.(b)	9,798	911,998
Wabash National Corp.	83,821	1,644,568
		43,237,336
Information Technology-7.16%
Benchmark Electronics, Inc.	115,593	2,790,415
Consensus Cloud Solutions, Inc.(b)	21,905	1,242,014
Ebix, Inc.(c)	33,784	1,026,696
Insight Enterprises, Inc.(b)(c)	15,293	1,439,836
NETGEAR, Inc.(b)(c)	84,181	2,329,288
PC Connection, Inc.	42,800	1,855,380
Photronics, Inc.(b)	79,708	1,425,179
Plexus Corp.(b)	9,233	715,742
Sanmina Corp.(b)	71,689	2,711,278
ScanSource, Inc.(b)	87,024	2,713,408
TTM Technologies, Inc.(b)	165,656	2,229,730
		20,478,966
Materials-11.69%
American Vanguard Corp.	106,121	1,609,856
Arconic Corp.(b)(c)	24,409	754,970
Carpenter Technology Corp.	28,340	813,925
Clearwater Paper Corp.(b)	44,176	1,396,845
	Shares	Value
Materials-(continued)
FutureFuel Corp.	105,465	$822,627
Glatfelter Corp.	84,956	1,474,836
Kaiser Aluminum Corp.	7,927	759,010
Koppers Holdings, Inc.(b)	72,211	2,157,665
Kraton Corp.(b)	18,924	877,695
Mercer International, Inc. (Germany)	255,551	3,104,945
O-I Glass, Inc.(b)(c)	92,654	1,233,225
Olympic Steel, Inc.	151,796	3,231,737
Rayonier Advanced Materials, Inc.(b)	428,117	2,667,169
Schweitzer-Mauduit International, Inc., Class A	54,198	1,640,573
SunCoke Energy, Inc.	435,979	2,986,456
Sylvamo Corp.(b)	41,455	1,234,944
TimkenSteel Corp.(b)	197,119	2,765,580
Tredegar Corp.	151,122	1,775,683
Trinseo PLC(c)	39,729	2,127,091
		33,434,832
Real Estate-3.73%
Diversified Healthcare Trust	360,542	1,099,653
Franklin Street Properties Corp.	177,791	986,740
GEO Group, Inc. (The)(b)(c)	446,326	3,003,774
Office Properties Income Trust	30,374	773,930
Orion Office REIT, Inc.(b)(c)	40,002	665,633
RE/MAX Holdings, Inc., Class A	21,308	634,126
Realogy Holdings Corp.(b)	211,525	3,490,162
		10,654,018
Total Common Stocks & Other Equity Interests (Cost $288,222,625)		285,939,200
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $66,536)	66,536	66,536
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $288,289,161)		286,005,736
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.13%
Invesco Private Government Fund, 0.02%(e)(f)(g)	11,813,655	11,813,655
Invesco Private Prime Fund, 0.11%(e)(f)(g)	25,734,284	25,739,430
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,553,731)		37,553,085
TOTAL INVESTMENTS IN SECURITIES-113.15% (Cost $325,842,892)		323,558,821
OTHER ASSETS LESS LIABILITIES-(13.15)%		(37,610,132)
NET ASSETS-100.00%		$285,948,689

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$827,598	$(69,129)	$(35,406)	$1,821	$724,884	$24,025
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	125,192	9,997,281	(10,055,937)	-	-	66,536	45
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,807,634	59,106,697	(58,100,676)	-	-	11,813,655	1,221*
Invesco Private Prime Fund	16,211,450	116,149,095	(106,615,512)	(646)	(4,957)	25,739,430	16,840*
Total	$27,144,276	$186,080,671	$(174,841,254)	$(36,052)	$(3,136)	$38,344,505	$42,131

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,924,917,665	$-	$-	$2,924,917,665
Money Market Funds	-	135,046,526	-	135,046,526
Total Investments	$2,924,917,665	$135,046,526	$-	$3,059,964,191
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,279,863,890	$-	$-	$3,279,863,890
Money Market Funds	748,975	177,593,887	-	178,342,862
Total Investments	$3,280,612,865	$177,593,887	$-	$3,458,206,752
Invesco S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,430,847,384	$-	$-	$2,430,847,384
Money Market Funds	891,180	31,989,763	-	32,880,943
Total Investments	$2,431,738,564	$31,989,763	$-	$2,463,728,327
Invesco S&P Midcap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$344,993,955	$-	$-	$344,993,955
Money Market Funds	137,051	62,261,983	-	62,399,034
Total Investments	$345,131,006	$62,261,983	$-	$407,392,989
Invesco S&P Midcap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$164,521,930	$-	$-	$164,521,930
Money Market Funds	166,026	22,749,230	-	22,915,256
Total Investments	$164,687,956	$22,749,230	$-	$187,437,186

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$122,311,089	$-	$-	$122,311,089
Money Market Funds	14,362	25,262,666	-	25,277,028
Total Investments	$122,325,451	$25,262,666	$-	$147,588,117
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$285,939,200	$-	$-	$285,939,200
Money Market Funds	66,536	37,553,085	-	37,619,621
Total Investments	$286,005,736	$37,553,085	$-	$323,558,821